Filed Pursuant to Rule 497(c)

Securities Act File No. 333-196273

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND (SDCI)

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Supplement dated July 22, 2022 to the Statement of Additional Information (SAI) of

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, dated October 30, 2021

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective July 25, 2022, Ray W. Allen will no longer serve as a portfolio manager for USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”). Any references to Mr. Allen, including those in the supplement dated January 3, 2022 to the Fund’s prospectus dated October 30, 2021, should be disregarded.

The following replaces in its entirety the subsection of the SAI titled “MANAGEMENT SERVICES—Portfolio Managers” found on page 22 of the SAI.

MANAGEMENT SERVICES

Portfolio Managers

Andrew F Ngim, a Managing Director and Portfolio Manager for the Adviser, and Seth Lancaster, a Portfolio Manager for the Adviser, are primarily responsible for the day-to-day management of the Fund.

The following table provides information about the other accounts for which Mr. Ngim and Mr. Lancaster are primarily responsible. The reporting information is provided as of June 30, 2022:

Registered Investment Companies	Andrew F Ngim	Seth Lancaster
Number of Accounts	0	0
Total Assets (in millions)	$0	$0
Number of Accounts Subject to a Performance Fee	0	0
Total Assets Subject to a Performance Fee (in millions)	$0	$0
Other Pooled Investment Vehicles
Number of Accounts	2	0
Total Assets (in millions)	$504.63	$0
Number of Accounts Subject to a Performance Fee	0	0
Total Assets Subject to a Performance Fee (in millions)	$0	$0
Other Accounts
Number of Accounts	0	0
Total Assets (in millions)	$0	$0
Number of Accounts Subject to Performance	0	0
Total Assets Subject to a Performance Fee (in millions)	$0	$0

Please retain this supplement for future reference.